SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ (3,284,500)	$ (53,872)	$ 144,633	$ (13,023)
Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total	(2,587,009)		(1,053,765)
Income Tax Jurisdiction, Foreign, Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ (697,491)	$ (53,872)	$ 1,198,398	$ (13,023)